Stock-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
All share-based compensation cost is measured at the grant date, based on the estimated fair value of the award. The Company issues time-based and market or Company performance-based equity awards. Time-based awards subject to graded vesting and cliff vesting market or Company performance-based awards are recognized on a straight-line basis over the associates’ requisite service period, as adjusted for estimated forfeitures, and to ensure compensation costs recognized to date is at least equal to measured costs of the vested tranche, where applicable. The Company’s Board of Directors and certain members of management have the option to elect their annual grant in the form of either restricted stock units (“RSUs”) or OP units. The terms of the OP units mirror the terms of the restricted stock units granted in the respective period.
Aggregate stock-based compensation charges were $30.2 million, $28.2 million and $23.6 million during the years ended December 31, 2025, 2024 and 2023, respectively. Routine stock-based compensation expense is included as a component of “Selling, general, and administrative” expense on the accompanying Consolidated Statements of Operations. The non-routine stock compensation expense associated with certain employee awards is included within “Acquisition, cyber incident, and other, net” on the accompanying Consolidated Statements of Operations. As of December 31, 2025, there was $23.1 million of unrecognized stock‑based compensation expense related to RSUs and OP units, which will be recognized over a weighted-average period of 1.7 years.
Americold Realty Trust 2010 Equity Incentive Plan
During December 2010, the Company and the common stockholders approved the Americold Realty Trust 2010 Equity Incentive Plan (“2010 Plan”), whereby the Company could issue stock options, stock appreciation rights, restricted stock, restricted stock units, stock bonus awards, and/or dividend equivalents with respect to the Company’s common stock, cash bonus awards, and/or performance compensation awards to certain eligible participants, as defined in the 2010 plan, based upon a reserved pool of 3,849,976 of the Company’s common stock. No additional awards may be granted under the 2010 Plan.
Americold Realty Trust 2017 Equity Incentive Plan
On January 4, 2018, the Company’s Board of Directors adopted the Americold Realty Trust 2017 Equity Incentive Plan (“2017 Plan”), which permits the grant of various forms of equity- and cash-based awards from a reserved pool of 9,000,000 shares of common stock of the Company. On January 17, 2018, the Company’s stockholders approved the 2017 Plan. Equity-based awards issued under the 2017 Plan have the rights to receive dividend equivalents on an accrual basis. Dividend equivalents for market performance-based awards are forfeitable in the event of termination for cause or when voluntary departure occurs during the vesting period and are otherwise, paid upon the vesting of the awards. Time-based awards have the right to receive nonforfeitable dividend equivalent distributions on unvested units throughout the vesting period. During 2025, the Company’s stockholders approved the Amended and Restated Americold Realty Trust 2017 Equity Incentive Plan (the “A&R Plan”). The A&R Plan (i) increased the number of shares reserved for issuance under the plan by 7,700,000 shares, (ii) increased the number of shares that may be covered by options that are designated as “incentive stock options” within the meaning of Section 422 of the Code by 7,700,000 shares, (iii) incorporate a one-year vesting requirement for all awards (provided, that up to five percent of the shares reserved for issuance may be issued pursuant to awards that do not comply with such minimum vesting period) and (iv) extend the scheduled expiration date of the 2017 Plan to the date that is ten years after shareholder approval of the A&R Plan.
All awards granted under the 2017 Plan dated on March 8, 2020 and thereafter include a retirement provision. The retirement provision allows that if a participant has either attained the age of 65, or has attained the age of 55 and has ten full years of service with the Company, and there are no facts, circumstances or events existing which would give the Company a basis to effect a termination of service for cause, then the award recipient is entitled to continued vesting of any outstanding equity-based awards which include the retirement provision. Should the participant choose to retire from the Company, the awards with the retirement provision would continue to vest. Accordingly, grants of time-based awards to an associate who has met the retirement criteria on or before the date of grant will be expensed at the date of grant. In addition, grants of time-based awards to associates who will meet the retirement criteria during the awards normal vesting period will be expensed between the date of grant and the date upon which the award recipient meets the retirement criteria. Time-based awards granted to recipients who meet the retirement criteria, and decide to retire, will continue vesting on the original vesting schedule as determined at grant date. A pro-rated portion of market-performance based awards granted to recipients who meet the retirement criteria will remain outstanding and eligible to vest based on actual performance through the last day of the performance period based on the number of days during the performance period that the recipient was employed.
Restricted Stock Units
Restricted stock units are nontransferable until vested. Prior to the issuance of a share of common stock, the grantees of restricted stock units are not entitled to vote the shares. Time-based restricted stock unit awards vest in equal annual increments over the vesting period. The grant date fair values for time-based restricted unit stock awards is equal to the closing market price of Americold Realty Trust, Inc. common stock on the grant date. Market performance-based restricted stock unit awards cliff vest upon the achievement of the performance target, as well as completion of the performance period.
The following table summarizes restricted stock unit grants by grantee type during the years ended December 31, 2025, 2024 and 2023:

Years Ended December 31,	Grantee Type	Number of Restricted Stock Units Granted	Vesting Period	Grant Date Fair Value (In thousands)
2025	Directors	20,248	1 year	$360
2025	Associates	919,850	1-3 years	$19,260
2024	Directors	13,834	1 year	$350
2024	Associates	839,166	1-3 years	$21,847
2023	Directors	12,036	1 year	$350
2023	Associates	634,109	1-3 years	$19,759
Restricted stock units granted for the year ended December 31, 2025 consisted of: (i) 20,248 time-based restricted stock units with a one-year vesting period issued to non-employee directors as part of their annual compensation (ii) 705,284 time-based graded vesting restricted stock units with vesting periods ranging from one to three years issued to certain associates in connection with the annual grant provided in March as well as other off-cycle awards during the year (iii) 60,434 market performance-based cliff vesting restricted stock units with a three-year vesting period issued to certain associates (iv) 33,312 performance-based restricted stock units issued as part of Project Orion grant with a vesting period of one year issued to certain associates and (v) 120,820 AFFO performance-based restricted stock units with a three-year vesting period issued to certain associates.
Restricted stock units granted for the year ended December 31, 2024 consisted of: (i) 13,834 time-based restricted stock units with a one-year vesting period issued to non-employee directors as part of their annual compensation (ii) 702,072 time-based graded vesting restricted stock units with vesting periods ranging from one to three years issued to certain associates in connection with the annual grant provided in March as well as other off-cycle awards during the year (iii) 135,630 market performance-based cliff vesting restricted stock units with a three-year vesting period issued to certain associates and (iv) 1,464 performance-based restricted stock units issued as part of Project Orion grant with a vesting period of one year.
Restricted stock units granted for the year ended December 31, 2023 consisted of: (i) 12,036 time-based restricted stock units with a one-year vesting period issued to non-employee directors as part of their annual compensation (ii) 456,017 time-based graded vesting restricted stock units with vesting periods ranging from one to three years issued to certain associates in connection with the annual grant provided in March as well as other off-cycle awards during the year (iii) 107,177 market performance-based cliff vesting restricted stock units with a three-year vesting period issued to certain associates and (iv) 70,915 performance-based restricted stock units issued as part of Project Orion grant with a vesting period of one to two years.
In January 2025, following the completion of the applicable market-performance period, the Compensation Committee determined that the 28.5th percentile was achieved for the 2022 awards and, accordingly, approximately 155,483 units vested on January 8, 2025, representing a vesting percentage of 57%.
In January 2026, the Compensation Committee determined that the performance targets for the 2023 awards were not achieved; accordingly, no units vested in January 2026.
The following table provides a summary of restricted stock unit activity under the 2010 and 2017 Plans for the year ended December 31, 2025:

Year Ended December 31, 2025
Restricted Stock	Total number of Time-Based Restricted Stock Units, AFFO shares and Project Orion shares	Aggregate Intrinsic Value (in millions)	Number of Market Performance-Based Restricted Stock Units(1)	Aggregate Intrinsic Value (in millions)
Non-vested as of December 31, 2024	998,276	$21.4	309,045	$6.6
Granted	879,664		60,434
Performance adjustment(2)	(7,910)		(40,275)
Vested	(462,874)		(53,370)
Forfeited	(120,351)		(18,247)
Non-vested as of December 31, 2025	1,286,805	$16.5	257,587	$3.3
Shares vested, but not released(3)	46,890	0.6	—	—
Total outstanding restricted stock units	1,333,695	$17.1	257,587	$3.3
(1)The number of market performance-based restricted stock units granted are reflected within this table based upon the number of shares of common stock issuable upon achievement of the performance metric at target.
(2)Represents the decrease in the number of original performance units awarded based on the final performance criteria achievement at the end of the defined performance period.
(3)For certain vested restricted stock units, common stock issuance is contingent upon the first to occur of: (1) termination of service; (2) change in control; (3) death; or (4) disability, as defined in the 2010 Plan. Of these vested time-based restricted stock units 46,890 belong to an active member of the Board of Directors and the date of issuance is therefore unknown at this time. The weighted average grant date fair value of these units is $8.42 per unit. Holders of these certain vested restricted stock units are entitled to receive dividends, but are not entitled to vote until such stock is issued.
The weighted average grant date fair value of restricted stock units granted during years 2025, 2024, and 2023 was $20.87, $26.02 and $31.12 per unit, respectively. During the year ended December 31, 2025 the weighted average grant date fair value of vested and converted restricted stock units was $27.21 and forfeited restricted stock units was $24.24. The weighted average grant date fair value of non-vested restricted stock units was $22.13 and $27.56 per unit as of December 31, 2025 and 2024, respectively.
OP Units Activity
The following table summarizes OP unit grants under the 2017 Plan during the years ended December 31, 2025, 2024 and 2023:

Years Ended December 31,	Grantee Type	Number of OP Units Granted	Vesting Period	Grant Date Fair Value (In thousands)
2025	Directors	75,963	1 year	$1,285
2025	Associates	565,391	3 years	$12,012
2024	Directors	43,478	1 year	$1,100
2024	Associates	662,200	3 years	$16,969
2023	Directors	37,827	1 year	$1,100
2023	Associates	357,254	1-3 years	$11,917
OP units granted for the year ended December 31, 2025 consisted of: (i) 75,963 time-based OP units with a one-year vesting period issued to non-employee directors as part of their annual compensation (ii) 266,045 time-based graded vesting OP units with a three-year vesting period issued to certain associates in connection with the annual grant provided in March of 2025 as well as other off-cycle awards during the year (iii) 99,783 market performance-based cliff vesting OP units with a three-year vesting period issued to certain associates in connection with the annual grant provided in March of 2025 and (iv) 199,563 AFFO performance-based OP units with a three-year vesting period issued to certain associates.
OP units granted for the year ended December 31, 2024 consisted of: (i) 43,478 time-based OP units with a one-year vesting period issued to non-employee directors as part of their annual compensation (ii) 425,333 time-based graded vesting OP units with a three-year vesting period issued to certain associates in connection with the annual grant provided in March of 2024 as well as other off-cycle awards during the year and (iii) 236,867 market performance-based cliff vesting OP units with a three-year vesting period issued to certain associates in connection with the annual grant provided in March of 2024.
OP units granted for the year ended December 31, 2023 consisted of: (i) 37,827 time-based OP units with a one-year vesting period issued to non-employee directors as part of their annual compensation (ii) 163,694 time-based graded vesting OP units with various vesting periods ranging from one to three years issued to certain associates in connection with the annual grant provided in March of 2023 as well as other off-cycle awards during the year and (iii) 193,560 market performance-based cliff vesting OP units with a three-year vesting period issued to certain associates in connection with the annual grant provided in March of 2023.
The following table provides a summary of the OP unit activity under the 2017 Plan for the year ended December 31, 2025:

Year Ended December 31, 2025
OP Units	Number of Time-Based OP Units and AFFO OP Units	Aggregate Intrinsic Value (in millions)	Number of Market Performance-Based OP Units	Aggregate Intrinsic Value (in millions)
Non-vested as of December 31, 2024	562,985	$12.0	567,969	$12.2
Granted	541,571		99,783
Performance adjustment	—		(77,033)
Vested	(242,746)		(102,113)
Forfeited	(107,686)		(117,788)
Non-vested as of December 31, 2025	754,124	$9.7	370,818	$4.8
Shares vested, but not released	612,210	7.9	181,770	—
Total outstanding OP units	1,366,334	$17.6	552,588	$4.8
The OP units granted for the years ended December 31, 2025, 2024 and 2023 had an aggregate grant date fair value of $13.3 million, $18.1 million and $13.0 million, respectively. During the year ended December 31, 2025 the weighted average grant date fair value of vested OP units was $26.39 and forfeited OP units was $24.77. The weighted average grant date fair value of non-vested OP units was $23.27 and $27.38 per unit as of December 31, 2025 and 2024, respectively.
Market Performance-Based Restricted Stock Units
During each of the years ended December 31, 2025, 2024, and 2023, the Compensation Committee of the Board of Directors approved the annual grant of market performance-based restricted stock units under the 2017 Plan to associates of the Company. The awards utilize relative total stockholder return (“TSR”) over a three-year measurement period as the market performance metric. Awards will vest based on the Company’s TSR relative to the MSCI U.S. REIT Index (“RMZ”) over a three-year market performance period, or the Market Performance Period, commencing on January 1st of the grant year and ending on December 31st of the third year, as applicable (or, if earlier, ending on the date on which a change in control of the Company occurs), subject to continued services. Vesting with respect to the market condition is measured based on the difference between the Company’s TSR percentage and the TSR percentage of the RMZ, or the RMZ Relative Market Performance. In the event that the RMZ Relative Market Performance during the Market Performance Period is achieved at the “threshold,” “target” or “high” level as set forth below, the awards will become vested as to the market condition with respect to the percentage of RSUs, as applicable, set forth below:

Performance Level Thresholds	RMZ Relative Market Performance	Market Performance Vesting Percentage
High Level	above 75th percentile	200%
Target Level	50th percentile	100%
Threshold Level	25th percentile	50%
Below Threshold Level	below 25th percentile	0%
If the RMZ Relative Market Performance falls between the levels specified above, the percentage of the award that will vest with respect to the market condition will be determined using straight-line linear interpolation between such levels.
The fair values of the awards were measured using a Monte Carlo simulation to estimate the probability of the market vesting condition being satisfied. The Company’s achievement of the market vesting condition is contingent on its TSR over a three-year market performance period, relative to the total stock price. Monte Carlo simulation is well-accepted for pricing market based awards, where the number of shares that will vest depends on the future stock price movements. For each simulated path, the TSR is calculated at the end of the performance period and determines the vesting percentage based on achievement of the performance target. The fair value of the RSUs is the average discounted payout across all simulation paths. Assumptions used in the valuations are summarized as follows:

Award Date	Expected Stock Price Volatility (1)	Risk-Free Interest Rate	Dividend Yield (2)
2023	28%	4.77%	N/A
2024	29%	4.29%	N/A
2025	28%	4.00%	N/A
(1)Volatility is based on historical stock price.
(2)Dividends are assumed to be reinvested and therefore not applicable.
Stock Options Activity
The following table provides a summary of option activity for the year ended December 31, 2025:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Terms (Years)
Outstanding as of December 31, 2024	67,998	$9.81	1.8
Exercised	(23,000)	9.81
Outstanding as of December 31, 2025	44,998	$9.81	0.9

Exercisable as of December 31, 2025	44,998	$9.81	0.9
All outstanding stock options were vested as of December 31, 2021. The total intrinsic value of options exercised for the years ended December 31, 2025, 2024 and 2023 was $0.1 million, $0.4 million, and $0.1 million, respectively.